Financial Risk Management Objectives and Policies - Summary of Sensitivity to Every 10% Change in Fair Values of Equity Investments, with all other Variables Held Constant (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity investments designated at fair value through other comprehensive income [member] | Unlisted investments, at cost [Member]
Disclosure Of Change In Equity Price Risk [line items]
Carrying amount of equity investment	¥ 778	¥ 737
Increase in comprehensive income	58	55
Decrease in comprehensive income	(58)	(55)
Hong Kong [member] | Equity investments designated at fair value through other comprehensive income [member] | Listed investments [member]
Disclosure Of Change In Equity Price Risk [line items]
Carrying amount of equity investment	496	510
Increase in comprehensive income	37	38
Decrease in comprehensive income	(37)	(38)
Shanghai [member] | Assets at fair value through profit or loss [member] | Listed investments [member]
Disclosure Of Change In Equity Price Risk [line items]
Carrying amount of equity investment	121	96
Increase in profit or loss	9	7
Decrease in profit or loss	¥ (9)	¥ (7)